UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21284

AGIC Convertible & Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2013

Date of reporting period: May 31, 2012

Item 1. Schedule of Investments

AGIC Convertible & Income Fund Schedule of Investments

May 31, 2012 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—46.8%
	Advertising—0.7%
$8,230	Affinion Group, Inc., 11.50%, 10/15/15 (a)	$7,149,813

	Aerospace & Defense—0.2%
1,730	BE Aerospace, Inc., 8.50%, 7/1/18	1,894,350

	Airlines—0.7%
6,250	United Airlines, Inc., 12.00%, 11/1/13 (b)(c)	6,601,563

	Auto Manufacturers—0.8%
7,410	Chrysler Group LLC, 8.25%, 6/15/21	7,465,575

	Commercial Services—2.8%
11,500	Cenveo Corp., 11.50%, 5/15/17 (b)(c)	10,005,000
5,705	DynCorp International, Inc., 10.375%, 7/1/17	4,920,562
11,000	National Money Mart Co., 10.375%, 12/15/16	12,210,000

		27,135,562

	Construction & Engineering—1.0%
9,695	MasTec, Inc., 7.625%, 2/1/17	10,058,562

	Consumer Finance—0.5%
5,775	Springleaf Finance Corp., 6.90%, 12/15/17	4,562,250

	Diversified Consumer Services—0.5%
5,105	Cambium Learning Group, Inc., 9.75%, 2/15/17	4,849,750

	Diversified Financial Services—1.5%
10,085	Community Choice Financial, Inc., 10.75%, 5/1/19 (b)(c)	10,009,363
3,995	International Lease Finance Corp., 6.375%, 3/25/13	4,089,881

		14,099,244

	Diversified Telecommunications—1.0%
10,275	Cincinnati Bell, Inc., 8.75%, 3/15/18	9,581,438

	Electric—0.9%
8,705	Edison Mission Energy, 7.00%, 5/15/17	4,700,700
	Texas Competitive Electric Holdings Co. LLC,
750	11.50%, 10/1/20 (b)(c)	506,250
10,800	15.00%, 4/1/21	3,618,000

		8,824,950

	Electrical Components & Equipments—1.5%
13,585	WireCo WorldGroup, Inc., 9.50%, 5/15/17	14,196,325

	Electronic Equipment, Instruments & Components—1.0%
8,785	Kemet Corp., 10.50%, 5/1/18	9,202,287

	Electronics—0.2%
1,700	NXP BV / NXP Funding LLC, 9.75%, 8/1/18 (b)(c)	1,925,250

	Energy Equipment & Services—1.1%
9,795	Pioneer Drilling Co., 9.875%, 3/15/18	10,333,725

	Health Care Providers & Services—1.5%
8,875	ExamWorks Group, Inc., 9.00%, 7/15/19 (b)(c)	9,052,500
9,910	Rotech Healthcare, Inc., 10.50%, 3/15/18	5,400,950

		14,453,450

	Home Builders—0.9%
	K Hovnanian Enterprises, Inc.,
7,360	2.00%, 11/1/21 (b)(c)	3,974,400
5,575	10.625%, 10/15/16	4,933,875

		8,908,275

	Hotels, Restaurants & Leisure—2.1%
9,120	DineEquity, Inc., 9.50%, 10/30/18	9,952,200
8,405	MGM Resorts International, 11.375%, 3/1/18	9,728,788

		19,680,988

	Household Durables—0.9%
5,045	Beazer Homes USA, Inc., 9.125%, 5/15/19	4,212,575
3,950	Jarden Corp., 7.50%, 5/1/17	4,384,500

		8,597,075

	Household Products/Wares—0.8%
7,610	Reynolds Group Issuer, Inc., 9.875%, 8/15/19 (b)(c)	7,600,487

	Internet Software & Services—0.9%
9,060	Earthlink, Inc., 8.875%, 5/15/19	8,878,800

	Iron/Steel—0.7%
7,305	AK Steel Corp., 8.375%, 4/1/22	6,830,175

	IT Services—0.6%
2,615	Stream Global Services, Inc., 11.25%, 10/1/14	2,713,063
3,085	Unisys Corp., 12.75%, 10/15/14 (b)(c)	3,408,925

		6,121,988

AGIC Convertible & Income Fund Schedule of Investments (continued) May 31, 2012 (unaudited)
Principal Amount (000s)		Value*

	Leisure Time—1.6%
	NCL Corp. Ltd.,
$1,000	9.50%, 11/15/18	$1,095,000
9,900	11.75%, 11/15/16	11,434,500
8,855	Travelport LLC, 11.875%, 9/1/16	3,209,937

		15,739,437

	Lodging—1.1%
12,385	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	9,846,075
965	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.375%, 3/15/22 (b)(c)	937,256

		10,783,331

	Media—1.5%
6,655	McClatchy Co., 11.50%, 2/15/17	6,754,825
6,750	Media General, Inc., 11.75%, 2/15/17	7,171,875

		13,926,700

	Metals & Mining—0.5%
5,465	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	4,535,950

	Mining—0.1%
1,115	FMG Resources August 2006 Pty Ltd., 6.875%, 4/1/22 (b)(c)	1,075,975

	Miscellaneous Manufacturing—0.9%
10,150	Harland Clarke Holdings Corp., 9.50%, 5/15/15	9,008,125

	Oil & Gas—2.6%
9,050	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	9,774,000
6,915	Milagro Oil & Gas, 10.50%, 5/15/16	5,359,125
9,280	United Refining Co., 10.50%, 2/28/18	9,535,200

		24,668,325

	Oil, Gas & Consumable Fuels—1.7%
8,750	SandRidge Energy, Inc., 9.875%, 5/15/16	9,581,250
6,260	Western Refining, Inc., 11.25%, 6/15/17 (b)(c)	7,042,500

		16,623,750

	Personal Products—0.1%
780	Revlon Consumer Products Corp., 9.75%, 11/15/15	840,450

	Retail—1.3%
11,630	Neiman Marcus Group, Inc., 10.375%, 10/15/15	12,197,079

	Semiconductors & Semiconductor Equipment—1.3%
2,030	Advanced Micro Devices, Inc., 8.125%, 12/15/17	2,187,325
	Freescale Semiconductor, Inc.,
5,035	10.125%, 3/15/18 (b)(c)	5,450,388
4,345	10.75%, 8/1/20	4,670,875

		12,308,588

	Software—1.2%
	First Data Corp.,
8,440	9.875%, 9/24/15	8,418,900
2,850	12.625%, 1/15/21	2,700,375

		11,119,275

	Specialty Retail—0.4%
4,160	Brown Shoe Co., Inc., 7.125%, 5/15/19	4,092,400

	Telecommunications—4.8%
7,420	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 (b)(c)	6,511,050
5,845	Intelsat Jackson Holdings S.A., 9.50%, 6/15/16	6,058,343
9,115	ITC Deltacom, Inc., 10.50%, 4/1/16	9,639,112
8,220	Nextel Communications, Inc., 7.375%, 8/1/15	8,076,150
5,090	NII Capital Corp., 8.875%, 12/15/19	4,733,700
10,480	West Corp., 11.00%, 10/15/16	11,095,700

		46,114,055

	Textiles, Apparel & Luxury Goods—0.8%
1,000	Fifth & Pacific Co., Inc., 10.50%, 4/15/19 (b)(c)	1,127,500
5,965	Oxford Industries, Inc., 11.375%, 7/15/15	6,375,153

		7,502,653

	Trading Companies & Distribution—0.6%
	Aircastle Ltd.,
2,855	9.75%, 8/1/18 (b)(c)	3,104,812
2,855	9.75%, 8/1/18	3,119,088

		6,223,900

	Transportation—2.1%
9,825	Quality Distribution LLC, 9.875%, 11/1/18	10,733,812
8,610	Swift Services Holdings, Inc., 10.00%, 11/15/18	9,298,800

		20,032,612

	Wireless Telecommunication Services—1.4%
6,050	Crown Castle International Corp., 9.00%, 1/15/15	6,609,625
6,705	Sprint Nextel Corp., 11.50%, 11/15/21 (b)(c)	7,090,537

		13,700,162

	Total Corporate Bonds & Notes (cost-$462,239,865)	449,444,649

AGIC Convertible & Income Fund Schedule of Investments (continued) May 31, 2012 (unaudited)

Shares		Value*
CONVERTIBLE PREFERRED STOCK—28.7%
	Airlines—1.2%
313,435	Continental Airlines Finance Trust II, 6.00%, 11/15/30	$11,440,377

	Auto Components—1.0%
233,475	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	9,467,411

	Automobiles—0.9%
237,465	General Motors Co., 4.75%, 12/1/13, Ser. B	8,719,715

	Capital Markets—2.3%
194,135	AMG Capital Trust I, 5.10%, 4/15/36	9,536,882
336,835	The Goldman Sachs Group, Inc., 8.00%, 3/14/13 (NetApp, Inc.) (d)	12,353,255

		21,890,137

	Commercial Banks—2.3%
81,250	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (e)	11,080,469
9,510	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (e)	10,546,495

		21,626,964

	Commercial Services & Supplies—0.8%
150,256	United Rentals, Inc., 6.50%, 8/1/28	7,663,056

	Diversified Financial Services—3.2%
15,075	Bank of America Corp., 7.25%, 1/30/13, Ser. L (e)	14,080,050
86,240	Citigroup, Inc., 7.50%, 12/15/12	7,251,059
189,635	Credit Suisse Securities USA LLC, 7.00%, 8/9/12 (Baxter International, Inc.) (d)	9,164,112

		30,495,221

	Electric Utilities—2.2%
	NextEra Energy, Inc.,
25,000	7.00%, 9/1/13	1,343,750
183,475	8.375%, 6/1/12	9,210,445
207,365	PPL Corp., 9.50%, 7/1/13	11,064,996

		21,619,191

	Food Products—1.0%
101,190	Bunge Ltd., 4.875%, 12/31/49 (e)	9,334,778

	Health Care Providers & Services—1.2%
11,340	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (e)	11,087,685

	Household Durables—2.1%
259,380	Newell Financial Trust I, 5.25%, 12/1/27	11,996,325
73,530	Stanley Black & Decker, Inc., 4.75%, 11/17/15	8,557,421

		20,553,746

	Insurance—1.4%
96,970	Assured Guaranty Ltd., 8.50%, 6/1/12	5,100,622
149,475	MetLife, Inc., 5.00%, 9/11/13	8,768,204

		13,868,826

	IT Services—0.5%
93,210	Unisys Corp., 6.25%, 3/1/14	4,733,204

	Metals & Mining—0.3%
160,000	Thompson Creek Metals Co., Inc., 6.50%, 5/15/15	3,248,000

	Multi-Utilities—1.2%
239,645	AES Trust III, 6.75%, 10/15/29	11,855,238

	Oil, Gas & Consumable Fuels—1.6%
140,125	Apache Corp., 6.00%, 8/1/13	6,695,173
16,250	ATP Oil & Gas Corp., 8.00%, 10/1/14 (b)(c)(e)	546,406
119,250	Chesapeake Energy Corp., 5.00%, 12/31/49 (e)	8,198,437

		15,440,016

	Professional Services—1.0%
170,790	Nielsen Holdings NV, 6.25%, 2/1/13	9,276,032

	Real Estate Investment Trust—3.5%
439,700	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (e)	11,256,320
434,200	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (e)	11,224,070
208,680	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (e)	11,197,769

		33,678,159

	Road & Rail—1.0%
892,435	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (c)	9,340,403

	Total Convertible Preferred Stock (cost-$278,082,094)	275,338,159

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—22.0%
	Aerospace & Defense—1.1%
$10,460	GenCorp, Inc., 4.063%, 12/31/39	10,499,225

AGIC Convertible & Income Fund Schedule of Investments (continued) May 31, 2012 (unaudited)
Principal Amount (000s)		Value*

	Capital Markets—1.8%
$10,755	Ares Capital Corp., 5.75%, 2/1/16 (b)(c)	$10,916,325
7,035	BGC Partners, Inc., 4.50%, 7/15/16 (b)(c)	6,674,456

		17,590,781

	Coal—0.7%
8,405	Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15	7,123,238

	Commercial Services—0.6%
6,310	Cenveo Corp., 7.00%, 5/15/17 (b)(c)	5,395,050

	Diversified Telecommunication Services—1.1%
9,080	Level 3 Communications, Inc., 15.00%, 1/15/13	10,135,550

	Electrical Equipment—1.1%
9,370	EnerSys, 3.375%, 6/1/38 (f)	10,459,262

	Electronic Equipment, Instruments & Components—0.7%
5,920	Anixter International, Inc., 1.00%, 2/15/13	6,600,800

	Health Care Equipment & Supplies—0.8%
8,330	NuVasive, Inc., 2.75%, 7/1/17	7,361,637

	Hotels, Restaurants & Leisure—2.0%
9,075	MGM Resorts International, 4.25%, 4/15/15	8,995,594
11,940	Morgans Hotel Group Co., 2.375%, 10/15/14	10,551,975

		19,547,569

	Internet Software & Services—0.3%
2,620	Digital River, Inc., 2.00%, 11/1/30	2,459,525

	IT Services—1.0%
6,175	Alliance Data Systems Corp., 1.75%, 8/1/13	9,988,063

	Machinery—2.2%
12,100	Greenbrier Cos, Inc., 3.50%, 4/1/18 (b)(c)	10,133,750
12,480	Meritor, Inc., 4.625%, 3/1/26 (f)	11,044,800

		21,178,550

	Marine—0.3%
4,805	DryShips, Inc., 5.00%, 12/1/14	3,303,437

	Media—1.0%
8,540	Liberty Interactive LLC, 3.125%, 3/30/23	9,735,600

	Metals & Mining—0.2%
2,085	Steel Dynamics, Inc., 5.125%, 6/15/14	2,178,825

	Oil, Gas & Consumable Fuels—1.0%
6,635	Peabody Energy Corp., 4.75%, 12/15/41	5,780,744
3,685	Petroleum Development Corp., 3.25%, 5/15/16 (b)(c)	3,427,050

		9,207,794

	Real Estate Investment Trust—1.0%
8,150	Boston Properties LP, 3.75%, 5/15/36	9,117,812

	Semiconductors & Semiconductor Equipment—3.4%
15,580	Advanced Micro Devices, Inc., 5.75%, 8/15/12	15,735,800
9,675	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	7,619,063
9,920	SunPower Corp., 4.75%, 4/15/14	9,225,600

		32,580,463

	Software—0.8%
6,335	Nuance Communications, Inc., 2.75%, 8/15/27	7,974,181

	Thrifts & Mortgage Finance—0.9%
12,915	MGIC Investment Corp., 5.00%, 5/1/17	8,217,169

	Total Convertible Bonds & Notes (cost-$199,697,277)	210,654,531

SHORT-TERM INVESTMENT—2.5%
	Time Deposit—2.5%
24,185	Citibank-London, 0.03%, 6/1/12 (cost-$24,185,286)	24,185,286

	Total Investments (cost-$964,204,522) (g)—100.0%	$959,622,625

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures approved by the Board of Trustees, or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Fair-Valued–Security with a value of $7,149,813, representing 0.7% of total investments.
(b)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $122,516,793, representing 12.8% of total investments.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.
(e)	Perpetual maturity. Maturity date shown is the next call date.
(f)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(g)	At May 31, 2012, the cost basis of portfolio securities for federal income tax purposes was $966,853,936. Gross unrealized appreciation was $66,052,781, gross unrealized depreciation was $73,284,092 and net unrealized depreciation was $7,231,311. The difference between book and tax cost basis was attributable to the differing treatment of bond premium amortization and wash sale loss deferrals.

Glossary :

REIT — Real Estate Investment Trust

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from brokerdealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds and notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at May 31, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	5/31/2012
Investments in Securities - Assets
Corporate Bonds & Notes:
Advertising	—	—	$7,149,813	$7,149,813
All Other	—	$442,294,836	—	442,294,836
Convertible Preferred Stock:
Airlines	—	11,440,377	—	11,440,377
Capital Markets	—	21,890,137	—	21,890,137
Commercial Banks	$10,546,495	11,080,469	—	21,626,964
Commercial Services & Supplies	—	7,663,056	—	7,663,056
Diversified Financial Services	21,331,109	9,164,112	—	30,495,221
Health Care Providers & Services	—	11,087,685	—	11,087,685
Household Durables	8,557,421	11,996,325	—	20,553,746
Insurance	8,768,204	5,100,622	—	13,868,826
Oil, Gas & Consumable Fuels	6,695,173	8,744,843	—	15,440,016
Professional Services	—	9,276,032	—	9,276,032
Road & Rail	—	9,340,403	—	9,340,403
All Other	102,655,696	—	—	102,655,696
Convertible Bonds & Notes	—	210,654,531	—	210,654,531
Short-Term Investment	—	24,185,286	—	24,185,286

Total Investments	$158,554,098	$793,918,714	$7,149,813	$959,622,625

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2012.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2012, was as follows:

	Beginning Balance 2/29/12	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3	Ending Balance 5/31/12
Investments in Securities - Assets
Corporate Bonds & Notes:
Advertising	—	—	—	—	—	—	$7,149,813	—	$7,149,813
Convertible Preferred Stock:
Capital Markets	$10,038,528	—	$(11,425,502)	—	—	$1,386,974	—	—	—

Total Investments	$10,038,528	—	$(11,425,502)	—	—	$1,386,974	$7,149,813	—	$7,149,813

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at May 31, 2012 was $(597,969).

*	Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC Convertible & Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 24, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 24, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 24, 2012